Note 18 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]

18. Subsequent Events

The following material subsequent events occurred since the date of the most recent balance sheet period reported.

I-Access Solutions Pte. Ltd. Acquisition

On February 18, 2022 (the “Acquisition Close Date”), EduTech consummated an acquisition of all of the ordinary shares of I-Access Solutions Pte. Ltd. (“I-Access”), a Singapore-based software company established as a leading provider of SaaS solutions for corporate learning and development. Transaction consideration totaled approximately $7.4 million, consisting of $1.5 million in cash and $5.9 million of issuance of ordinary shares of EduTech. Approximately 9.5% of the equity consideration is being held in escrow, subject to I-Access achieving certain revenue targets for fiscal year 2022 and 2023. The $5.9 million equity consideration is subject to a put option which allows sellers to cause EduTech to repurchase the shares of EduTech for $5.9 million, upon 24 months from Acquisition Close Date or the occurrence of certain triggering events which are in the control of the Company.

The initial allocation of the purchase price is still being assessed by the Company. Significant, relevant information needed to complete the initial accounting is not available because the valuation of assets acquired and liabilities assumed is not complete. As a result, determining these values is not practicable, and we are unable to disclose these values or provide other related disclosures at this time.

Share Repurchase Program

On March 17, 2022, the Company announced that its Board of Directors authorized a new share repurchase program (the “Share Repurchase Program”) for the Company to buy back shares of its Common Stock. Under the Share Repurchase Program, the Company has the authority to buy up to a maximum of $150 million of Common Stock shares via acquisitions in the open market or privately negotiated transactions. The Share Repurchase Program will remain open for a period of three years from the date of authorization. The Company is not obligated to make purchases of, nor is it obligated to acquire any particular amount of, Common Stock under the Share Purchase Program. The Share Repurchase Program may be suspended or discontinued at any time. As of the date of this Prospectus, the Company has purchased 135,000 shares at an average price of $5.49 under the Share Repurchase Program.

Stock Based Compensation

On March 21, 2022 we granted 4,159,532 RSUs and 689,406 options to employees in total fair value of $26.3 million.